Class K [Member] Investment Objectives and Goals - Class K - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Advantage Large Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Advantage Large Cap Growth Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek long-term capital appreciation.